UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.     Name and address of issuer:

       FDP Series, Inc.
       100 Bellevue Parkway
       Wilmington, DE 19809

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): Van Kampen Value FDP Fund

3.     Investment Company Act File Number:  811-21744

       Securities Act File Number:          333-123779

4(a).  Last day of fiscal year for which this Form is filed:   May 31, 2008

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.      Calculation of registration fee:

       (i)    Aggregate sale price of securities
              sold during the fiscal year pursuant
              to section 24(f):                                  $64,986,900

      (ii)    Aggregate price of securities
              redeemed or repurchased during the
              fiscal year:                        $27,488,967

       (iii)  Aggregate price of securities
              redeemed or repurchased during any
              prior fiscal year ending no earlier
              than October 11, 1995 that were not
              previously used to reduce
              registration fees payable to the
              Commission:
                                                  $0

       (iv)   Total available redemption credits
              [add Items 5(ii) and 5(iii)]:                      $27,488,987

       (v)    Net sales - if Item 5(i) is greater
              than Item 5(iv) [subtract Item 5(iv)
              from Item 5(i)]:                                   $37,497,913


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       (vi)   Redemption credits available for use
              in future years - if Item 5(i) is
              less than Item 5(iv) [subtract Item
              5(iv) from Item 5(i)]:              $0

       (vii)  Multiplier for determining
              registration fee (See Instruction
              C.9)                                               x 0.00003930

       (viii) Registration fee due [multiply Item
              5(v) by Item 5(vii)] (enter "0" if
              no fee is due):                                    =$1,474.00
                                                                 ===============


6.     Prepaid Shares

       If the response to Item 5(i) was
       determined by deducting an amount of
       securities that were registered under the
       Securities Act of 1933 pursuant to rule
       24e-2 as in effect before October 11,
       1997, then report the amount of securities
       (number of shares or other units) deducted
       here:                                      0

       If there is a number of shares or other
       units that were registered pursuant to
       rule 24e-2 remaining unsold at the end of
       the fiscal year for which this form is
       filed that are available for use by the
       issuer in future fiscal years, then state
       that number here:                          0

7. Interest due - If this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                 +$0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                 =$1,474.00

9.     Date the registration fee and any interest payment was sent to the
       Commission's lockbox depository:                N/A
            Method of Delivery:

                                   [X] Wire Transfer

                                   [ ] Mail or other means


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                                   SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

                                   By*:    /s/ Donald C. Burke
                                           -------------------------------------
                                   Name:   Donald C. Burke
                                   Title:  President & Chief Executive Officer

Date: August 28, 2008

*Please print the name and title of the signing officer below the signature.